Subsequent events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Mar. 27, 2025	Mar. 25, 2025
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction	$ 1.0	$ 1.0
American Depository Receipt [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		361,011
Sale of stock price per share		$ 2.77
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.77
Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		722,022